Newbuildings	12 Months Ended
Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Newbuildings
Newbuildings

(In US$ millions)	December 31, 2013	December 31, 2012
Opening balance	161.8	1,378.8
Additions	89.6	236.3
Capitalized interest and loan related costs	3.9	22.3
Re-classified as Drilling Units	(255.3)	(1,475.6)
Closing balance	—	161.8

December 31, 2012 newbuildings have been retroactively adjusted for the impact of the acquisition of the T-15, T-16 and the West Leo.
Transfers from newbuildings to drilling units in 2012 relate to the West Capricorn and the West Leo.
Transfers from newbuildings to drilling units in 2013 relate to the T-15 and T-16.